SCHEDULE OF INCOME TAX EXPENSE/(BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State
Total current
Federal					(1,853,757)	(1,853,757)
State					(189,451)	(189,451)
Total deferred					(2,043,708)	(2,043,708)
Change in valuation allowance					2,043,708	2,043,708
Total income tax expense/(benefit)